HAWAIIAN TAX-FREE TRUST
Portfolio of Investments
June 30, 2026
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — 97.0%
Hawaii — 97.0%
Hawaii County GO, Callable 09/01/35 at 100, 5.00%, 9/1/46	$ 6,000,000	$ 6,518,171
Hawaii County GO, Callable 09/01/35 at 100, 5.25%, 9/1/47	6,000,000	6,574,711
Hawaii County GO, Refunding, Callable 09/01/33 at 100, 5.00%, 9/1/41	3,600,000	3,977,435
Hawaii County GO, Series A, Refunding, Callable 07/31/26 at 100, 4.00%, 9/1/35	1,000,000	1,000,435
Hawaii Housing Finance & Development Corp. Revenue, Hale Moiliili, Putable, 3.30%, 12/1/29(a)	12,000,000	12,075,442
Hawaii Housing Finance & Development Corp. Revenue, Series A, Callable 01/01/34 at 100, 4.75%, 7/1/55	1,835,000	1,854,252
Hawaii Housing Finance & Development Corp. Revenue, Series A, Callable 01/01/34 at 101, 6.00%, 7/1/56	3,200,000	3,525,450
Hawaii Housing Finance & Development Corp. Revenue, Series A, Callable 07/21/26 at 100, 3.75%, 1/1/31	1,825,000	1,825,555
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/28 at 100, 5.00%, 7/1/48	2,465,000	2,480,472
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/32 at 100, 5.00%, 7/1/47	5,750,000	5,920,654
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/35 at 100, 5.25%, 7/1/51	22,600,000	23,739,024
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Airports System Revenue, Series D, Refunding, Callable 07/01/35 at 100, 5.00%, 7/1/41	$3,465,000	$ 3,857,872
Hawaii State Department of Budget & Finance Revenue, Callable 07/01/33 at 100, 5.50%, 7/1/52	10,000,000	10,626,977
Hawaii State Department of Budget & Finance Revenue, Refunding, 4.00%, 1/1/28	340,000	342,642
Hawaii State Department of Budget & Finance Revenue, Refunding, 4.00%, 1/1/29	360,000	364,221
Hawaii State Department of Budget & Finance Revenue, Refunding, Callable 01/01/30 at 100, 4.00%, 1/1/32	540,000	543,806
Hawaii State Department of Budget & Finance Revenue, Refunding, Callable 01/01/30 at 100, 4.00%, 1/1/33	540,000	542,137
Hawaii State Department of Budget & Finance Revenue, Refunding, Callable 01/01/30 at 100, 3.00%, 1/1/34	435,000	404,955
Hawaii State Department of Budget & Finance Revenue, Refunding, Callable 01/01/30 at 100, 3.00%, 1/1/35	300,000	275,234
Hawaii State Department of Budget & Finance Revenue, Refunding, Callable 01/01/30 at 100, 3.00%, 1/1/36	280,000	252,591
Hawaii State Department of Budget & Finance Revenue, Series A, Refunding, 5.00%, 7/1/31	1,000,000	1,091,209
Hawaii State Department of Budget & Finance Revenue, Series A, Refunding, Callable 07/01/33 at 100, 5.00%, 7/1/37	2,675,000	2,919,939

See accompanying Notes to the Quarterly Portfolio of Investments.

HAWAIIAN TAX-FREE TRUST
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance Revenue, Series A, Refunding, Callable 07/01/35 at 100, 5.00%, 7/1/42	$11,600,000	$ 12,583,706
Hawaii State Department of Budget & Finance Revenue, Series A, Refunding, Callable 07/01/35 at 100, 5.00%, 7/1/43	5,000,000	5,404,260
Hawaii State Department of Budget & Finance Revenue, Series B, Refunding, 5.00%, 7/1/32	2,500,000	2,760,357
Hawaii State Department of Hawaiian Home Lands Revenue, COP, Series A, Refunding, 5.00%, 11/1/27	1,115,000	1,152,605
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 04/01/27 at 100, 5.00%, 4/1/29	905,000	921,212
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 04/01/27 at 100, 5.00%, 4/1/30	840,000	854,985
Hawaii State GO, Series EO, Callable 07/31/26 at 100, 5.00%, 8/1/30	3,195,000	3,232,353
Hawaii State GO, Series EO, Unrefunded portion, Callable 07/31/26 at 100, 5.00%, 8/1/28	1,735,000	1,755,284
Hawaii State GO, Series EO, Unrefunded portion, Callable 07/31/26 at 100, 5.00%, 8/1/29	1,475,000	1,492,245
Hawaii State GO, Series FK, Callable 05/01/27 at 100, 5.00%, 5/1/34	2,540,000	2,582,920
Hawaii State GO, Series FW, Callable 01/01/29 at 100, 5.00%, 1/1/39	400,000	417,592
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 07/01/30 at 100, 4.00%, 7/1/36	$8,500,000	$ 8,553,896
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 07/01/30 at 100, 4.00%, 7/1/37	9,000,000	9,038,608
Hawaii State Highway Fund Revenue, Callable 01/01/31 at 100, 5.00%, 1/1/35	1,010,000	1,099,179
Hawaii State Highway Fund Revenue, Callable 01/01/31 at 100, 5.00%, 1/1/41	3,580,000	3,824,612
Hawaii State Highway Fund Revenue, Series A, Callable 01/01/29 at 100, 5.00%, 1/1/32	1,000,000	1,056,282
Hawaii State Highway Fund Revenue, Series A, Callable 01/01/36 at 100, 5.00%, 1/1/42	11,000,000	12,356,981
Hawaii State Highway Fund Revenue, Series A, Callable 07/01/26 at 100, 5.00%, 1/1/30	4,500,000	4,500,000
Hawaii State Highway Fund Revenue, Series A, Callable 07/01/26 at 100, 4.00%, 1/1/31	4,300,000	4,300,000
Honolulu City & County Board of Water Supply Revenue, Callable 07/01/33 at 100, 5.00%, 7/1/43	885,000	965,913
Honolulu City & County Board of Water Supply Revenue, Callable 07/01/33 at 100, 5.00%, 7/1/52	5,150,000	5,376,111
Honolulu City & County Board of Water Supply Revenue, Series A, Callable 07/01/31 at 100, 4.00%, 7/1/39	35,000	35,529

See accompanying Notes to the Quarterly Portfolio of Investments.

HAWAIIAN TAX-FREE TRUST
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Board of Water Supply Revenue, Series A, Refunding, Callable 07/01/34 at 100, 5.25%, 7/1/49	$7,500,000	$ 8,082,981
Honolulu City & County GO, Series A, Callable 07/01/33 at 100, 5.00%, 7/1/42	2,435,000	2,671,899
Honolulu City & County GO, Series A, Callable 07/01/33 at 100, 5.00%, 7/1/43	1,500,000	1,640,058
Honolulu City & County GO, Series A, Callable 07/01/33 at 100, 5.00%, 7/1/44	3,400,000	3,688,642
Honolulu City & County GO, Series A, Callable 07/01/33 at 100, 5.00%, 7/1/45	3,455,000	3,717,704
Honolulu City & County GO, Series A, Callable 07/01/33 at 100, 5.00%, 7/1/46	3,865,000	4,130,210
Honolulu City & County GO, Series A, Callable 07/01/33 at 100, 5.00%, 7/1/47	4,115,000	4,361,124
Honolulu City & County GO, Series A, Callable 07/01/33 at 100, 5.00%, 7/1/48	3,325,000	3,495,636
Honolulu City & County GO, Series A, Callable 07/01/34 at 100, 5.00%, 7/1/45	3,000,000	3,258,271
Honolulu City & County GO, Series A, Callable 09/01/27 at 100, 4.00%, 9/1/37	1,800,000	1,806,437
Honolulu City & County GO, Series D, Refunding, Callable 07/01/35 at 100, 5.00%, 7/1/38	16,510,000	18,808,686
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series D, Refunding, Callable 07/01/35 at 100, 5.00%, 7/1/39	$7,350,000	$ 8,306,026
Honolulu City & County Revenue, Kaleimao Village-West, Putable, 5.00%, 5/1/29(a)	5,000,000	5,169,184
Honolulu City & County Wastewater System Revenue, Senior Series, Callable 07/01/33 at 100, 5.00%, 7/1/48	3,720,000	3,910,907
Honolulu City & County Wastewater System Revenue, Senior Series, Callable 07/01/33 at 100, 5.25%, 7/1/53	10,000,000	10,569,047
Honolulu City & County Wastewater System Revenue, Senior Series, Series A, Callable 07/01/32 at 100, 5.00%, 7/1/51	14,360,000	14,847,475
Honolulu City & County Wastewater System Revenue, Senior Series, Series A, Callable 07/01/32 at 100, 5.25%, 7/1/51	12,500,000	13,161,957
Honolulu City & County Wastewater System Revenue, Senior Series, Series B, Callable 07/01/35 at 100, 5.25%, 7/1/55	16,000,000	17,145,384
Honolulu City & County Wastewater System Revenue, Series A, Callable 07/01/29 at 100, 5.00%, 7/1/44	770,000	799,367
Kauai County GO, 5.00%, 8/1/26	235,000	235,438
Kauai County GO, Callable 08/01/27 at 100, 5.00%, 8/1/28	285,000	292,718
Kauai County GO, Callable 08/01/27 at 100, 5.00%, 8/1/30	385,000	394,884
Kauai County GO, Callable 08/01/27 at 100, 4.00%, 8/1/32	200,000	202,146

See accompanying Notes to the Quarterly Portfolio of Investments.

HAWAIIAN TAX-FREE TRUST
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Kauai County GO, Callable 08/01/27 at 100, 5.00%, 8/1/37	$ 200,000	$ 203,756
Kauai County GO, OID, Callable 08/01/27 at 100, 2.50%, 8/1/29	825,000	811,495
Kauai County GO, Refunding, 5.00%, 8/1/29	3,000,000	3,211,461
Kauai County GO, Refunding, 5.00%, 8/1/30	3,500,000	3,814,560
Kauai County GO, Refunding, 5.00%, 8/1/31	3,000,000	3,321,682
Kauai County GO, Refunding, 5.00%, 8/1/33	3,000,000	3,409,578
Maui County GO, Callable 03/01/32 at 100, 5.00%, 3/1/38	1,650,000	1,795,698
Maui County GO, Callable 03/01/32 at 100, 5.00%, 3/1/39	3,885,000	4,216,679
Maui County GO, Callable 03/01/32 at 100, 5.00%, 3/1/40	4,075,000	4,408,738
Maui County GO, Callable 03/01/32 at 100, 5.00%, 3/1/41	1,350,000	1,455,785
Maui County GO, Callable 03/01/32 at 100, 5.00%, 3/1/42	1,000,000	1,074,859
Maui County GO, Callable 09/01/35 at 100, 5.00%, 9/1/42	1,400,000	1,553,552
Maui County GO, Refunding, Callable 03/01/30 at 100, 5.00%, 3/1/40	1,200,000	1,267,816
Maui County GO, Refunding, Callable 09/01/28 at 100, 5.00%, 9/1/30	2,000,000	2,103,055
University of Hawaii Revenue, Series B, Refunding, Callable 07/31/26 at 100, 5.00%, 10/1/26	1,000,000	1,001,953
University of Hawaii Revenue, Series E, Refunding, Callable 10/01/26 at 100, 5.00%, 10/1/29	4,000,000	4,023,849
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
University of Hawaii Revenue, Series E, Refunding, Callable 10/01/26 at 100, 5.00%, 10/1/31	$3,650,000	$ 3,670,470
University of Hawaii Revenue, Series F, Refunding, Callable 10/01/27 at 100, 5.00%, 10/1/29	1,000,000	1,027,820
University of Hawaii Revenue, Series F, Refunding, Callable 10/01/27 at 100, 5.00%, 10/1/30	2,000,000	2,057,950
University of Hawaii Revenue, Series F, Refunding, Callable 10/01/27 at 100, 5.00%, 10/1/31	2,500,000	2,570,354
University of Hawaii Revenue, Series F, Refunding, Callable 10/01/27 at 100, 5.00%, 10/1/34	655,000	671,477
TOTAL MUNICIPAL BONDS (Cost $351,345,938)		353,346,582

See accompanying Notes to the Quarterly Portfolio of Investments.

HAWAIIAN TAX-FREE TRUST
Portfolio of Investments (Concluded)
June 30, 2026
(Unaudited)
	Number of Shares	Value
SHORT-TERM INVESTMENT — 1.2%
Money Market Fund — 1.2%
BNY Dreyfus Government Cash Management Fund, Institutional Shares, 3.54%(b)	4,411,770	$ 4,411,770
TOTAL SHORT-TERM INVESTMENT (Cost $4,411,770)		4,411,770

TOTAL INVESTMENTS - 98.2% (Cost $355,757,708)		357,758,352
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%		6,537,089
NET ASSETS - 100.0%		$364,295,441

(a)	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(b)	Rate disclosed is the 7-day yield at June 30, 2026.
AMT	Alternative Minimum Tax
COP	Certificate of Participation
GO	General Obligation
OID	Original Issue Discount
See accompanying Notes to the Quarterly Portfolio of Investments.

HAWAIIAN TAX-FREE TRUST
Notes to the Quarterly Portfolio of Investments
June 30, 2026
(Unaudited)
Portfolio Valuation — The Hawaiian Tax-Free Trust's (the “Trust”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Municipal securities are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and ask quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued using other fair value methods. Securities that do not have a readily available current market value are valued in good faith by the Adviser as “valuation designee” under the oversight of the Trust's Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser's fair valuation determinations will be reviewed by the Trust's Board of Trustees. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust's Board of Trustees. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses).
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Trust’s investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — unadjusted quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of investments).
The fair value of the Trust's bonds is generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
The valuations for fixed income securities are typically the prices supplied by independent third-party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third-party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. To the extent that these inputs are observable, the fair value of fixed income securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
The following is a summary of the inputs used, as of June 30, 2026, in valuing the Trust's investments carried at fair value:
	Total Value at 06/30/26	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Municipal Bonds	$353,346,582	$—	$353,346,582	$—
Short-Term Investment	4,411,770	4,411,770	—	—
Total Assets	$357,758,352	$4,411,770	$353,346,582	$—

HAWAIIAN TAX-FREE TRUST
Notes to the Quarterly Portfolio of Investments (Concluded)
June 30, 2026
(Unaudited)
At the end of each quarter, the Adviser evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, the Adviser evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Trust’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Trust may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles require the Trust to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Trust have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Trust had an amount of transfers during the reporting period that was meaningful in relation to net assets as of the end of the reporting period.
For the period ended June 30, 2026, there were no transfers in or out of Level 3.
For more information with regard to significant accounting policies, see the Trust’s most recent semi-annual or annual report filed with the Securities and Exchange Commission.